Schedule of Investments(a)
March 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.13%
Aerospace & Defense–3.40%
Lockheed Martin Corp.	68,229	$23,126,220
Air Freight & Logistics–1.36%
C.H. Robinson Worldwide, Inc.	57,203	3,786,838
United Parcel Service, Inc., Class B	58,489	5,464,042
		9,250,880
Automobile Manufacturers–0.45%
General Motors Co.	148,604	3,087,991
Automotive Retail–0.54%
O’Reilly Automotive, Inc.(b)	12,310	3,705,925
Biotechnology–1.28%
Gilead Sciences, Inc.	116,116	8,680,832
Brewers–0.32%
Anheuser-Busch InBev S.A./N.V. (Belgium)	49,270	2,187,997
Commodity Chemicals–0.40%
Valvoline, Inc.	207,968	2,722,301
Communications Equipment–2.57%
Motorola Solutions, Inc.	131,664	17,500,779
Construction Materials–0.60%
Vulcan Materials Co.	37,831	4,088,396
Consumer Finance–1.55%
Capital One Financial Corp.	209,188	10,547,259
Data Processing & Outsourced Services–1.21%
Mastercard, Inc., Class A	33,958	8,202,894
Distillers & Vintners–0.95%
Constellation Brands, Inc., Class A	45,307	6,495,212
Diversified Banks–2.91%
Danske Bank A/S (Denmark)	147,906	1,676,454
JPMorgan Chase & Co.	201,273	18,120,608
		19,797,062
Electric Utilities–1.48%
Duke Energy Corp.	124,148	10,041,090
Environmental & Facilities Services–1.11%
Waste Connections, Inc.	97,411	7,549,352
Financial Exchanges & Data–2.57%
Intercontinental Exchange, Inc.	173,710	14,027,082
Moody’s Corp.	16,218	3,430,107
		17,457,189
Gas Utilities–0.49%
UGI Corp.	126,059	3,361,994
Health Care Equipment–1.94%
Zimmer Biomet Holdings, Inc.	130,748	13,216,008
Shares		Value
Health Care Services–0.42%
Laboratory Corp. of America Holdings(b)	22,789	$2,880,302
Health Care Supplies–0.54%
Alcon, Inc. (Switzerland)(b)	72,676	3,693,394
Home Improvement Retail–2.06%
Home Depot, Inc. (The)	75,202	14,040,965
Household Products–5.49%
Church & Dwight Co., Inc.	105,322	6,759,566
Procter & Gamble Co. (The)	253,031	27,833,410
Reckitt Benckiser Group PLC (United Kingdom)	36,187	2,777,267
		37,370,243
Industrial Conglomerates–1.09%
Honeywell International, Inc.	55,358	7,406,347
Industrial REITs–3.01%
Prologis, Inc.	254,935	20,489,126
Integrated Oil & Gas–1.19%
Suncor Energy, Inc. (Canada)	513,838	8,118,640
Integrated Telecommunication Services–2.38%
Verizon Communications, Inc.	300,945	16,169,775
Interactive Media & Services–5.30%
Alphabet, Inc., Class A(b)	13,304	15,458,583
Facebook, Inc., Class A(b)	123,546	20,607,473
		36,066,056
Internet & Direct Marketing Retail–7.43%
Amazon.com, Inc.(b)	21,139	41,215,131
Booking Holdings, Inc.(b)	6,941	9,337,866
		50,552,997
IT Consulting & Other Services–1.27%
Accenture PLC, Class A	8,011	1,307,876
Amdocs Ltd.	133,732	7,351,248
		8,659,124
Life Sciences Tools & Services–2.01%
PPD, Inc.(b)	63,767	1,135,690
Thermo Fisher Scientific, Inc.	44,119	12,512,149
		13,647,839
Managed Health Care–4.53%
UnitedHealth Group, Inc.	123,475	30,792,195
Multi-Sector Holdings–3.47%
Berkshire Hathaway, Inc., Class B(b)	129,283	23,636,811
Oil & Gas Equipment & Services–0.23%
Schlumberger Ltd.	113,548	1,531,763
Oil & Gas Storage & Transportation–1.21%
Magellan Midstream Partners L.P.	225,579	8,231,378
Other Diversified Financial Services–1.44%
Equitable Holdings, Inc.	677,586	9,791,118

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Shares		Value
Packaged Foods & Meats–0.84%
a2 Milk Co. Ltd. (New Zealand)(b)	127,516	$1,319,465
Mondelez International, Inc., Class A	88,047	4,409,394
		5,728,859
Pharmaceuticals–7.08%
AstraZeneca PLC, ADR (United Kingdom)	388,414	17,346,569
Elanco Animal Health, Inc.(b)	379,627	8,499,849
Merck & Co., Inc.	289,943	22,308,214
		48,154,632
Property & Casualty Insurance–1.97%
Fidelity National Financial, Inc.	125,642	3,125,973
Progressive Corp. (The)	139,225	10,280,374
		13,406,347
Railroads–1.24%
Union Pacific Corp.	59,781	8,431,512
Retail REITs–0.47%
Simon Property Group, Inc.	58,532	3,211,066
Semiconductor Equipment–2.06%
Applied Materials, Inc.	305,753	14,009,602
Semiconductors–3.35%
QUALCOMM, Inc.	181,573	12,283,414
Texas Instruments, Inc.	105,539	10,546,512
		22,829,926
Shares		Value
Soft Drinks–0.98%
PepsiCo, Inc.	55,368	$6,649,697
Specialty Chemicals–0.57%
Ecolab, Inc.	24,908	3,881,414
Specialty Stores–0.92%
Ulta Beauty, Inc.(b)	35,668	6,266,868
Systems Software–9.45%
Microsoft Corp.	407,660	64,292,059
Total Common Stocks & Other Equity Interests (Cost $685,085,256)		660,959,436
Money Market Funds–2.99%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(c)	7,107,448	7,107,448
Invesco Liquid Assets Portfolio, Institutional Class, 1.07%(c)	5,126,486	5,124,435
Invesco Treasury Portfolio, Institutional Class, 0.30%(c)	8,122,798	8,122,798
Total Money Market Funds (Cost $20,354,041)		20,354,681
TOTAL INVESTMENTS IN SECURITIES–100.12% (Cost $705,439,297)		681,314,117
OTHER ASSETS LESS LIABILITIES—(0.12)%		(827,100)
NET ASSETS–100.00%		$680,487,017
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$652,998,253	$7,961,183	$—	$660,959,436
Money Market Funds	20,354,681	—	—	20,354,681
Total Investments	$673,352,934	$7,961,183	$—	$681,314,117
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco V.I. Core Equity Fund